RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	$ 158
Amortisation for the year	47	$ 42	$ 0
Right of use assets at period end	142	158
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	233	128
Additions	23	32
Transfers and other movements	(12)	73
Transfer to assets and liabilities held for sale		(1)
Translation	13	1
Right of use assets at period end	257	233	128
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(75)	0
Transfers and other movements		(33)
Amortisation for the year	47	42
Derecognition of assets	11
Translation	4
Right of use assets at period end	(115)	(75)	0
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	148
Right of use assets at period end	133	148
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	209	119
Additions	23	32
Transfers and other movements	(13)	58
Transfer to assets and liabilities held for sale		0
Translation	14	0
Right of use assets at period end	233	209	119
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(61)	0
Transfers and other movements		(21)
Amortisation for the year	45	40
Derecognition of assets	11
Translation	5
Right of use assets at period end	(100)	(61)	0
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	10
Right of use assets at period end	9	10
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	24	9
Additions	0	0
Transfers and other movements	1	15
Transfer to assets and liabilities held for sale		(1)
Translation	(1)	1
Right of use assets at period end	24	24	9
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(14)	0
Transfers and other movements		(12)
Amortisation for the year	2	2
Derecognition of assets	0
Translation	(1)
Right of use assets at period end	$ (15)	$ (14)	$ 0